SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	15 years
Patents, Licenses and Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years